SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated December 20, 2013
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Fund.

Change in the Portfolio Management of the Fund

The chart under the heading "Investment Adviser and Portfolio Manager," in the Fund Summary for the Fund, is hereby deleted and replaced with the following:

Adviser	Portfolio Manager	Experience with the Fund	Title with Adviser
SEI Investments Management Corporation	Srdjan Teslic	Since 2013	Senior Investment Analyst - Alternative Investments Team

In addition, under the section entitled "Investment Adviser and Sub-Advisers," the text relating Multi-Strategy Alternative Fund is hereby deleted and replaced with the following:

MULTI-STRATEGY ALTERNATIVE FUND:

SIMC serves as the investment adviser to the Multi-Strategy Alternative Fund. Srdjan Teslic may, to a limited extent, directly manage a portion of the assets in the Fund in a manner that he believes will help the Fund achieve its investment goals. Mr. Teslic joined SIMC in 2009 and currently serves as Senior Investment Analyst of the Alternative Investments Team. Prior to joining SIMC, Mr. Teslic spent 12 years in hedge fund research, risk management, and portfolio construction roles at several institutions. Most recently, he was Senior Hedge Fund Research Manager with BNP Paribas' Fund Derivatives Group. He was previously a Risk Manager at Parker Global Strategies, LLC fund of hedge funds in Stamford, Connecticut. Prior to Parker Global Strategies, LLC, he was a Senior Research Analyst and Portfolio Manager at Ferro Capital LLC, where he oversaw manager research and selection across all strategies, developed the firm's analytical and risk management tools and was a member of the firm's Investment Committee.

There are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-839 (12/13)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated December 20, 2013
to the Statement of Additional Information ("SAI") dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Fund.

Change in the Portfolio Management of the Fund

Under the sub-heading "SIMC," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Theodore W. Kokas' management of the Fund are hereby deleted and replaced with Srdjan Teslic's management of the Fund in the sub-sections entitled Compensation," "Ownership of Fund Shares," "Other Accounts," "Conflicts of Interest," "Knowledge of the Timing and Size of Fund Trades" and "Investment Opportunities."

In same section, the following row is hereby added in alphabetical order to the table under the sub-section entitled "Ownership of Fund Shares":

Portfolio Manager	Dollar Range of Fund Shares
Srdjan Teslic*	$0

*  As of September 30, 2013

In same section, the following row is hereby added in alphabetical order to the table under the sub-section entitled "Other Accounts":

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Srdjan Teslic	1	$402,800,000	2	$214,000,000	0	$0

There are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-840 (12/13)